Summary of Significant Accounting Policies - Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Dec. 31, 2021
Furniture and Equipment [Member]
Statements Line Items
Depreciation and amortization rates	20.00%
Computer Equipment [Member]
Statements Line Items
Depreciation and amortization rates	30.00%